NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Total current assets	$ 291,103	$ 337,195
Current liabilities
Total current liabilities	15,546	10,152
Non-current Assets And In Disposal Groups Held For Sale [Member]
Current assets
Aircraft	236,022	281,158
Engines and rotables	9,197	29,083
Other assets	45,884	26,954
Total current assets	291,103	337,195
Current liabilities
Other liabilities	15,546	10,152
Total current liabilities	$ 15,546	$ 10,152